Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 12,519,196	$ 8,557,305	$ 5,158,223
Accounts receivable	718,979	1,702,217	183,612
Prepaid expenses and deposits	73,503	144,768	103,403
Deferred offering cost	40,000
Total current assets	13,608,088	10,404,290	5,445,238
Right of use assets – operating lease	130,710	185,662	196,141
Long-term prepaid expenses and deposits	26,733	86,316	59,583
Property and equipment, net	17,412	33,030	75,327
Total assets	13,782,943	10,709,298	5,776,289
Current liabilities:
Accounts payable & accrued liabilities	2,080,383	286,074	566,780
Operating lease liabilities – current	82,155	115,125	109,556
Income tax payable	1,647,992	1,395,418	309,043
Total current liabilities	3,810,530	1,796,617	2,268,600
Operating lease liabilities – non current	48,168	71,383	89,729
Total liabilities	3,858,698	1,868,000	2,358,329
Stockholders’ equity:
Preferred stock value	601	654	54
Common stock value	3,572	3,519	3,519
Treasury stock value	(60,395)	(60,395)	(60,395)
Additional paid-in capital	12,500,631	12,500,631	11,901,231
Accumulated deficit	(2,520,164)	(3,603,111)	(8,426,449)
Total shareholders’ equity	9,924,245	8,841,298	3,417,960
Total liabilities and shareholders’ equity	13,782,943	10,709,298	5,776,289
Related Party
Current assets:
Due from related parties	$ 256,410
Current liabilities:
Due to related party			$ 1,283,221